Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 13. Subsequent Events

In July 2023, the Company sold 234,579 shares of Common Stock to Tumim Stone Capital LLC for proceeds of $120, as part of the equity line financing arrangement (see Note 5).

In July and August 2023, the Company made principal and interest payments on the Second Convertible Note, which included accelerated payments, through equity conversions. In accordance and pursuant to the Second Convertible Note, 3i elected to convert the conversion amount (as defined in the Second Convertible Note) into shares of Common Stock of the Company. The Company converted principal and interest into 590,154 shares of Common Stock with a fair value of $283.

On August 7, 2023, the Company entered into an amendment to the Securities Purchase Agreement with 3i, whereby the VWAP price will be $0.20 for all future conversions and the provisions of the third closing have been amended. 3i will have the discretion to purchase additional shares of the Company Common Stock in an aggregate principal amount of $2,000, provided that 3i will purchase additional shares of the Company Common Stock in an aggregate principal amount of $1,000 in two tranches no later than September 5, 2023. On August 7, 2023, the Company issued a note (the "Third Convertible Note") in a principal amount of $543, convertible into shares of Common Stock at an initial conversion price of $0.20, and a warrant to purchase up to 738,791 shares of Common Stock. The Third Convertible Note was issued at an 8.0% discount, bears interest at 7.0% per annum, matures on November 6, 2024, and requires monthly installments of principal and interest.

In connection with the amendment to the Securities Purchase Agreement with 3i, the Company entered into a letter agreement with 3i, providing for (i) certain adjustment mechanisms for the conversion price of the First and Second Convertible Notes and additional notes issued or to be issued under the Securities Purchase Agreement, as amended, (ii) a six month waiver period of any cash payment obligations of the Company under each existing note, and (iii) the issuance of an additional warrant to purchase an aggregate of 4,765,620 shares of Common Stock.

Also on August 7, 2023, the Company entered into certain amendments and waivers for the Maxim Note, LMFA Note, and LMFAO Note. The lenders waved their rights to receive any mandatory prepayments for proceeds received by the Company from the convertible note financings and agreed to extend the maturity dates to 91 days after the last maturity date applicable to any of the notes issued pursuant to the amended Securities Purchase Agreement with 3i.

Note 16. Subsequent Events

On January 3, 2023, the Company received an upfront payment of $100 as part of its License Agreement (Note 13).

On March 13, 2023, the Company entered into a $100 promissory note with LM Funding America Inc. with an interest rate of 7.0% per annum. The promissory note was payable on demand at any time after April 13, 2023 and had no prepayment penalty. The Company repaid the loan on March 24, 2023.

On March 15, 2023, the Company entered into a Securities Purchase Agreement with an institutional investor, whereby the Company will issue a series of four senior unsecured convertible notes, with principal amounts totaling up to $9,800, and warrants to purchase shares of the Company’s Common Stock. On March 15, 2023, the Company issued a note, convertible into 1,207,729 shares of Common Stock at an initial conversion price of $2.70, in a principal amount of $3,261, and a warrant to purchase up to 328,352 shares of Common Stock. The senior unsecured convertible note was issued at an 8.0% discount, bears interest at 7.0% per annum, and matures on June 15, 2024. The senior unsecured convertible notes are redeemable, in whole or in part, at any time at the discretion of the Company. The warrants have an initial exercise price of $2.97 per share of Common Stock, expire five years from their issuance date, and contain cashless exercise provisions.

On March 15, 2023, the Company amended its LMFA notes, LMFAO note and Maxim note, extending their maturity dates to June 15, 2024. In consideration for such extension, the Company agrees to pay the note holders an aggregate amount of $0.1 million in cash upon receipt of proceeds from the issuance of the notes at the second closing under the Securities Purchase Agreement.

In March 2023, a VWAP trigger event occurred, and the Forward Purchase Agreements could mature on the date specified by the FPA Sellers at the FPA Sellers’ discretion. The FPA Sellers have not specified the Maturity Date of the Forward Purchase Agreements as of the issuance of these consolidated financial statements.

During the period from January 1, 2023 through March 30, 2023 , the Company made payments of $2,701 on notes payable that were outstanding as of December 31, 2022.